Related Party Balances and Transactions - Summarized by nature (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 27, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Repayment of loans borrowed from related parties, net					¥ 754
Grand Doctor Medical Co., Ltd
Related Party Transaction [Line Items]
Equity interest acquired	65.26%
Wealth management and asset management services
Related Party Transaction [Line Items]
Amount of transaction		¥ 4,499	$ 697	¥ 3,144	3,615
Rental expenses
Related Party Transaction [Line Items]
Amount of transaction					32,268
Loans borrowed from/lent to related parties
Related Party Transaction [Line Items]
Amount of transaction				1,579	107,160
Collection of loans lent to related parties
Related Party Transaction [Line Items]
Amount of transaction		60,000	9,293		45,105
Loans borrowed from related parties
Related Party Transaction [Line Items]
Amount of transaction				321	2,028
Interest payable | Grand Doctor Medical Co., Ltd
Related Party Transaction [Line Items]
Amount of transaction		11,000	1,638
Interest Expense
Related Party Transaction [Line Items]
Interest expenses charged by related parties		375	56
Hywin Asset Management Co., , Ltd. | Wealth management and asset management services
Related Party Transaction [Line Items]
Amount of transaction		4,499	697	3,144	3,615
Yushang Group Co., , Ltd. | Collection of loans lent to related parties
Related Party Transaction [Line Items]
Amount of transaction					334
Real Estate Group Entities | Rental expenses
Related Party Transaction [Line Items]
Amount of transaction					32,268
Hywin Financial Holding Group Co., Ltd. | Loans borrowed from/lent to related parties
Related Party Transaction [Line Items]
Amount of transaction				1,579	107,160
Hywin Financial Holding Group Co., Ltd. | Collection of loans lent to related parties
Related Party Transaction [Line Items]
Amount of transaction		60,000	9,293
Shanghai Yushang Commodity International Trade Co., , Ltd. | Collection of loans lent to related parties
Related Party Transaction [Line Items]
Amount of transaction					40,000
Shanghai Youqiding Asset Management Co., , Ltd. | Collection of loans lent to related parties
Related Party Transaction [Line Items]
Amount of transaction					4,771
Tibet Haiyinhui Network Technology Co., Ltd. | Loans borrowed from related parties
Related Party Transaction [Line Items]
Amount of transaction					1,941
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I | Interest payable | Grand Doctor Medical Co., Ltd
Related Party Transaction [Line Items]
Amount of transaction		4,840	721
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I | Interest Expense
Related Party Transaction [Line Items]
Interest expenses charged by related parties		165	25
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II | Interest payable | Grand Doctor Medical Co., Ltd
Related Party Transaction [Line Items]
Amount of transaction		6,160	917
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II | Interest Expense
Related Party Transaction [Line Items]
Interest expenses charged by related parties		¥ 210	$ 31
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I and Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II | Loans Borrowed And Interest Payable | Grand Doctor Medical Co., Ltd
Related Party Transaction [Line Items]
Amount of transaction	¥ 10,000
Equity interest acquired	65.26%
Interest rate on loans borrowed	9.00%
Others | Loans borrowed from related parties
Related Party Transaction [Line Items]
Amount of transaction				¥ 321	¥ 87